FORM 13F COVER PAGE

"September 30, 2011"

Check here if Amendment [  ] ; Amendment Number:
This Amendment (Check only one.):
  [   ] is a restatement.
  [   ] added new holdings entries.

Institutional Investment Manager Filing this report:

Name: Ruffer LLP
Address: 80 Victoria Street
              London SW1E 5JL
              United Kingdom

Form 13F File Number: 028-12772

The institutional investment manager filing this report and the person by whom it is signed hereby respresent that the "person signing the report is authorized to submit it, that "
"all information contained herein is true, correct and"
"complete, and that it is understood that all required"
"items, statements, schedules, lists, and tables, are " considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Louise Stanway
Title: Compliance Officer
Phone: 00 44 20 7963 8146

"Signature, Place and Date of Signing:"

"Louise Stanway, London United Kingdom, November 3, 2011"

[ x ] 13F HOLDINGS REPORT. (Check here is all holdings of
 this reporting manager are reporting in this report.)
[   ] 13F NOTICE. (Check here if no holdings reported are in
" this report, and all holdings are reported by other " reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the
 holdings for this reporting manager are reported in this report & a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY

Report Summary:

Number of Other Included Managers: None
Form 13F Information Table Entry Total: 61
"Form 13F Information Table Value Total: $1,500,576 (thou)"

FORM 13F INFORMATION TABLE

ALLSCRIPT MISYS HEALTCAR SOL	COM	01988P108	171	10000	SH		SOLE		10000
AMERICAN INTL GROUP	W EXP 2021	026874156	57	10678	SH		SOLE		10678
ANNALY CAP MGMT INC	COM	035710409	399	24935	SH		SOLE		24935
APPLE INC	COM	037833100	334	884	SH		SOLE		884
ARCH CAP GROUP LTD	ORD	G0450A105	489	14610	SH		SOLE		14610
BARRICK GOLD CORP	COM	067901108	57178	1270221	SH		SOLE		1270221
BERKSHIRE HATHAWAY INC DEL	CL A	084670108	3907	35	SH		SOLE		35
BERKSHIRE HATHAWAY INC DEL	CL B	084670207	2182	29450	SH		SOLE		29450
BANK OF NEW YORK MELLON CORP	COM	64058100	1202	63000	SH		SOLE		63000
BP PLC	SPONSORED ADR	055622104	255	7080	SH		SOLE		7080
CHIMERA INVT CORP	COM	16934Q109	248	93000	SH		SOLE		93000
CHINA INFORMATION SEC TECH I	COM	16944F101	825	1036000	SH		SOLE		1036000
CISCO SYS INC	COM	17275R102	206533	13059002	SH		SOLE		13059002
CLEAN DIESEL TECH IN	COM PAR $.01	18449C401	301	150925	SH		SOLE		150925
COWEN GROUP INC NEW	CL A	223622101	1191	427720	SH		SOLE		427720
CREXUS INVT CORP	COM	226553105	5088	574615	SH		SOLE		574615
CVS CAREMARK CORPORATION	COM	126650100	2009	60000	SH		SOLE		60000
DELL INC	COM	24702R101	1400	95000	SH		SOLE		95000
D R HORTON INC	COM	23331A109	883	100000	SH		SOLE		100000
DR PEPPER SNAPPLE GROUP INC	COM	26138E109	2230	58669	SH		SOLE		58669
DRDGOLD LIMITED	SPON ADR NEW	26152H301	176	34015	SH		SOLE		34015
EXELON CORP	COM	30161N101	6798	163600	SH		SOLE		163600
GENERAL ELECTRIC CO	COM	369604103	1299	86193	SH		SOLE		86193
Gold Fields Ltd New	SPONS ADR	38059T106	80465	5392140	SH		SOLE		5392140
GOOGLE INC	CL A	38259P508	1018	2000	SH		SOLE		2000
HILLENBRAND INC	COM	431571108	645	35000	SH		SOLE		35000
IAMGOLD CORP	COM	450913108	6704	370000	SH		SOLE		370000
INTERNATIONAL BUSINESS MACHS	COM	459200101	239	1347	SH		SOLE		1347
JOHNSON & JOHNSON	COM	478160104	268355	4253198	SH		SOLE		4253198
JPMORGAN CHASE & CO	COM	46625H100	1226	40000	SH		SOLE		40000
KINROSS GOLD CORP	COM NO PAR	496902404	4485	330000	SH		SOLE		330000
KOREA ELECTRIC PWR	SPONSORED ADR	500631106	340	39100	SH		SOLE		39100
KRAFT FOODS INC	CL A	50075N104	179888	5395396	SH		SOLE		5395396
KROGER CO	COM	501044101	7478	334709	SH		SOLE		334709
MARSH & MCLENNAN COS INC	COM	571748102	283	10450	SH		SOLE		10450
MARTIN MARIETTA MATLS INC	COM	573284106	646	10000	SH		SOLE		10000
MCDONALDS CORP	COM	580135101	237	2700	SH		SOLE		2700
MDC PARTNERS INC	CL A SUB VTG	552676108	1346	80500	SH		SOLE		80500
MEDTRONIC INC	COM	585055106	2962	90800	SH		SOLE		90800
MERCK & CO INC NEW	COM	58933Y105	225650	7096265	SH		SOLE		7096265
MGT CAPITAL INVTS INC	COM	55302P103	7	135000	SH		SOLE		135000
MOLSON COORS BREWING CO	CL B	60871R209	1202	30000	SH		SOLE		30000
NEWMONT MINING CORP	COM	651639106	67968	1092700	SH		SOLE		1092700
NORTHERN TR CORP	COM	665859104	1645	45000	SH		SOLE		45000
OWENS ILL INC	COM NEW	690768403	297	20000	SH		SOLE		20000
PEPSICO INC	COM	713448108	1226	20000	SH		SOLE		20000
PFIZER INC	COM	717081103	448	25135	SH		SOLE		25135
PHILIP MORRIS INTL INC	COM	718172109	229	3600	SH		SOLE		3600
RACKSPACE HOSTING 	COM	750086100	605	18000	SH		SOLE		18000
REDWOOD TR INC	COM	758075402	457	40925	SH		SOLE		40925

REPUBLIC SVCS INC	COM	760759100	1525	55000	SH		SOLE		55000
ROYAL DUTCH SHELL PLC	SPON ADR B	780259107	431	6895	SH		SOLE		6895
RYLAND GROUP INC	COM	783764103	721	70000	SH		SOLE		70000
SAIC INC	COM	78390X101	1178	100000	SH		SOLE		100000
TEXAS INSTRS INC	COM	882508104	37870	1369744	SH		SOLE		1369744
TIME WARNER INC	COM NEW	887317303	8663	284138	SH		SOLE		284138
BANCORP DEL	COM NEW	902973304	1174	50000	SH		SOLE		50000
VIACOM INC NEW	CL B	92553P201	452	11695	SH		SOLE		11695
VODAFONE GROUP PLC NEW	SPONS ADR NEW	92857W209	295	11187	SH		SOLE		11187
WAL MART STORES INC	COM	931142103	294861	5495277	SH		SOLE		5495277
YAHOO INC	COM	984332106	2200	150000	SH		SOLE		150000